Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of changes in Goodwill

	2024	2023	2022
	$m	$m	$m
Cost
At 1 January	20,361	20,131	20,311
Additions through business combinations (Note 27)	1,083	158	15
Exchange and other adjustments	(109)	72	(195)
At 31 December	21,335	20,361	20,131
Amortisation and impairment losses
At 1 January	313	311	314
Exchange and other adjustments	(3)	2	(3)
At 31 December	310	313	311
Net book value
At 31 December	21,025	20,048	19,820